CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Operating activities
Profit before tax	$ 198		$ 347		$ 346
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and net impairment loss	213		166		177
Loss / (gain) on disposal of non-current assets	0		1		(2)
Listing expense	162		0		0
Finance costs	75		82		82
Finance income	(12)		(40)		(35)
Other non-operating (gain) / loss, net	0		(2)		8
Net foreign exchange loss / (gain)	13		(39)		(38)
Changes in trade, other receivables and prepayments	(51)		(10)		28
Changes in inventories	0		0		(2)
Changes in trade and other payables	88		32		(33)
Changes in provisions, pensions and other	9		4		3
Interest paid	(77)		(78)		(75)
Interest received	11		19		16
Income tax paid	(71)		(52)		(62)
Net cash flows from operating activities	558		430		413
Investing activities
Purchase of property, plant and equipment	(247)		(162)		(96)
Purchase of intangible assets	(86)		(86)		(47)
Acquisition of subsidiaries, net of cash acquired	(157)		(2)		0
Inflows / (Outflows) on loans granted	358		0		13
Payments on deposits	(54)		(13)		(52)
Inflow / (Investment) in financial assets	30		119		(150)
Proceeds from sale of property and equipment and intangible assets	6		0		0
Other proceeds from investing activities, net	0		12		5
Net cash flows used in investing activities	(150)		(132)		(327)
Financing activities
Proceeds from borrowings, net of fees paid	7		0		0
Repayment of Loan Note Payable	(123)		0		0
Proceeds from SPAC Merger, net of transaction costs	132		0		0
Repayment of debt	(583)		0		(60)
Payment of principal portion of lease liabilities	(37)		(29)		(28)
Investment in shares of VEON Ltd.	(22)		(8)		0
Net cash flows used in financing activities	(626)		(37)		(88)
Net (decrease) / increase in cash and cash equivalents	(218)		261		(2)
Net foreign exchange difference	(1)		(12)		(5)
Cash and cash equivalents at beginning of period	674	[1]	425		432
Cash and cash equivalents at end of period	$ 455		$ 674	[1]	$ 425

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation